Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In February 2025, our board of directors adopted written procedures for the timing of granting equity awards, including stock options. Our equity grant procedures provide that unless otherwise determined by the compensation committee or the board of directors, options and/or RSUs are generally granted to employees on the first trading day of the month following the approval by the compensation committee. Typically we grant annual awards to employees early in the year and in connection with new hires or promotions; however, we may grant awards at other times for non-routine purposes, such as for retention, when our compensation committee or board of directors determine appropriate.
Non-executive directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and in connection with each annual meeting of the Company’s stockholders, respectively, pursuant to the Outside Director Compensation Policy, as further described under the heading, “Director Compensation —  Director Compensation Policy” above.
We have not granted equity awards in anticipation of the release of material nonpublic information and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
No stock options were issued to executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.
We have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K. Our compensation committee will continue to evaluate our equity grant policies as we continue to evolve and grow as a public company.

Award Timing Method
In February 2025, our board of directors adopted written procedures for the timing of granting equity awards, including stock options. Our equity grant procedures provide that unless otherwise determined by the compensation committee or the board of directors, options and/or RSUs are generally granted to employees on the first trading day of the month following the approval by the compensation committee. Typically we grant annual awards to employees early in the year and in connection with new hires or promotions; however, we may grant awards at other times for non-routine purposes, such as for retention, when our compensation committee or board of directors determine appropriate.
Non-executive directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and in connection with each annual meeting of the Company’s stockholders, respectively, pursuant to the Outside Director Compensation Policy, as further described under the heading, “Director Compensation —  Director Compensation Policy” above.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We have not granted equity awards in anticipation of the release of material nonpublic information and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
No stock options were issued to executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

MNPI Disclosure Timed for Compensation Value	false